Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits
Employee Benefits
16. Employee Benefits
The Company’s subsidiaries and the VIEs and subsidiaries of the VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries and VIEs and subsidiaries of the VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Contributions to medical and pension schemes	814,296	732,465	754,203
Other employee benefits	92,797	108,142	97,056

Total	907,093	840,607	851,259